UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  	[ ] is a restatement.
	 				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	        	Holt-Smith Advisors
Address:		2810 Crossroads Drive
	        	Suite 4900
	        	Madison, WI 53718
13F File Number:	28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.





Person Signing This Report on Behalf of Reporting Manager:
Name:			Marilyn Holt-Smith
Title:			Chief Compliance Officer
Phone:			608-249-4488
Signature, Place, and Date of Signing:
Marilyn Holt-Smith	Madison, WI	12-November-2008

Report Type: (Check only one.):
[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	84

Form 13F Information Table Value Total:	84,670

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206R102      379    13568 SH       SOLE                    12055              1513
Abbott Laboratories            COM              002824100     2076    36051 SH       SOLE                    29423              6628
Activision Blizzard Inc        COM              00507V109      352    22784 SH       SOLE                    20534              2250
Affiliated Managers            COM              008252108      559     6742 SH       SOLE                     6020               722
Alcoa Inc.                     COM              013817101      272    12060 SH       SOLE                    11197               863
Allstate                       COM              020002101      454     9849 SH       SOLE                     9143               706
American Capital Ltd.          COM              02503Y103      385    15082 SH       SOLE                    13931              1151
Apache Corp.                   COM              037411105      433     4156 SH       SOLE                     3779               377
Apple Computer                 COM              037833100      974     8566 SH       SOLE                     6946              1620
Arch Coal Inc.                 COM              039380100      415    12613 SH       SOLE                    11343              1270
Autodesk                       COM              052769106      554    16499 SH       SOLE                    14794              1705
Bank of America (New)          COM              060505104      448    12805 SH       SOLE                    11910               895
Boeing                         COM              097023105     2391    41693 SH       SOLE                    34597              7096
Brocade Communications         COM              111621108       70    12000 SH       SOLE                    12000
CF Industries                  COM              125269100      738     8071 SH       SOLE                     7285               786
Cerner Corp                    COM              156782104      718    16091 SH       SOLE                    14550              1541
Charles Schwab                 COM              808513105     2797   107595 SH       SOLE                    87372             20223
Cisco Systems                  COM              17275R102     3199   141809 SH       SOLE                   115659             26150
Coca-Cola Co.                  COM              191216100     2645    50028 SH       SOLE                    40857              9171
Cognizant Corp                 COM              192446102     1601    70108 SH       SOLE                    56311             13797
Community Health Systems       COM              203668108      595    20299 SH       SOLE                    18765              1534
ConocoPhillips                 COM              20825C104      452     6164 SH       SOLE                     5706               458
Consolidated Edison Inc        COM              209115104      491    11439 SH       SOLE                    10643               796
Covance Inc                    COM              222816100      664     7505 SH       SOLE                     6722               783
Delhaize Group                 COM              29759W101      417     7149 SH       SOLE                     6615               534
DirecTV Group Inc              COM              25459L106     2349    89711 SH       SOLE                    73032             16679
EMC Corp                       COM              268648102     1708   142788 SH       SOLE                   114918             27870
Ecolab                         COM              278865100     2799    57690 SH       SOLE                    46373             11317
Eli Lilly                      COM              532457108      418     9496 SH       SOLE                     8825               671
Express Scripts Inc            COM              302182100      703     9527 SH       SOLE                     8579               948
Fastenal Co                    COM              311900104     1788    36205 SH       SOLE                    29306              6899
Fiserv Inc                     COM              337738108      651    13756 SH       SOLE                    12350              1406
Fluor Corporation              COM              343412102      414     7426 SH       SOLE                     6688               738
Freeport-McMoRan               COM              35671d857      243     4281 SH       SOLE                     3931               350
General Electric               COM              369604103      379    14856 SH       SOLE                    13795              1061
Genuine Parts                  COM              372460105      450    11196 SH       SOLE                    10410               786
Genworth Financial Inc         COM              37247D106      185    21469 SH       SOLE                    19894              1575
Hain Celestial Group           COM              405217100      480    17441 SH       SOLE                    15657              1784
Hansen Natural                 COM              411310105      561    18534 SH       SOLE                    16537              1997
Host Hotels & Resorts Inc.     COM              44107p104      370    27835 SH       SOLE                    25790              2045
Intercontinental Exchange      COM              45865v100      407     5047 SH       SOLE                     4377               670
Iron Mountain                  COM              462846106     1709    70015 SH       SOLE                    56785             13230
Johnson & Johnson              COM              478160104      501     7228 SH       SOLE                     6694               534
Joy Global Inc                 COM              481165108      420     9315 SH       SOLE                     8417               898
Kohls Corp                     COM              500255104      979    21252 SH       SOLE                    17224              4028
Lockheed Martin Corp           COM              539830109      526     4799 SH       SOLE                     4438               361
MEMC Electronic Materials Inc. COM              552715104      666    23571 SH       SOLE                    21185              2386
Marathon Oil Corp              COM              565849106      410    10284 SH       SOLE                     9581               703
Marshall & Ilsley Corp         COM              571837103      431    21365 SH       SOLE                    19680              1685
Medco Health Solutions         COM              58405U102     1930    42884 SH       SOLE                    34686              8198
Medtronic                      COM              585055106     1928    38490 SH       SOLE                    31107              7383
Microchip Technology           COM              595017104     2360    80187 SH       SOLE                    65241             14946
Microsoft                      COM              594918104     1911    71584 SH       SOLE                    58580             13004
Molson Coors Brewing Co        COM              60871r209      449     9605 SH       SOLE                     9035               570
Monster Worldwide Inc          COM              611742107      395    26485 SH       SOLE                    23745              2740
NII Holdings Inc               COM              62913f201     1851    48804 SH       SOLE                    40198              8606
Noble Corp                     COM              G65422100      494    11260 SH       SOLE                    10156              1104
Nucor Corp                     COM              670346105      653    16523 SH       SOLE                    13351              3172
O'Reilly Automotive            COM              686091109      554    20702 SH       SOLE                    18480              2222
Oceaneering International      COM              675232102      341     6390 SH       SOLE                     5612               778
Pfizer Inc                     COM              717081103      408    22122 SH       SOLE                    20553              1569
Philip Morris International    COM              718172109      318     6617 SH       SOLE                     6058               559
Precision Castparts            COM              740189105      473     5998 SH       SOLE                     5400               598
Procter & Gamble               COM              742718109     2898    41584 SH       SOLE                    32681              8903
Qualcomm                       COM              747525103     2219    51650 SH       SOLE                    42642              9008
Regal Beloit Corporation       COM              758750103      683    16054 SH       SOLE                    14468              1586
Research In Motion             COM              760975102     1363    19955 SH       SOLE                    16203              3752
Schlumberger                   COM              806857108     2129    27269 SH       SOLE                    22009              5260
Scientific Games Corp          COM              80874P109      547    23758 SH       SOLE                    21586              2172
TJX Companies                  COM              872540109      493    16169 SH       SOLE                    14957              1212
Target Corp                    COM              87612E106     1756    35808 SH       SOLE                    28855              6953
Teva Pharmaceuticals           COM              881624209     1994    43544 SH       SOLE                    34997              8547
Transocean Inc                 COM              G90073100     2873    26154 SH       SOLE                    21285              4869
True Religion Apparel          COM              89784n104      676    26168 SH       SOLE                    23553              2615
Urban Outfitters Inc           COM              917047102      577    18104 SH       SOLE                    16591              1513
Wal-Mart Stores                COM              931142103      289     4823 SH       SOLE                     4102               721
Walgreen Co                    COM              931422109     2156    69633 SH       SOLE                    55993             13640
Western Union Co               COM              959802109     1259    51018 SH       SOLE                    40998             10020
Zimmer Holdings Inc            COM              98956P102     1916    29676 SH       SOLE                    23879              5797
iShares Russell 1000 Growth    COM              464287614      322     6640 SH       SOLE                     5790               850
iShares Russell 1000 Value     COM              464287598      271     4241 SH       SOLE                     3526               715
iShares Russell MidCap Growth  COM              464287481      374     8615 SH       SOLE                     7665               950
iShares Russell MidCap Value   COM              464287473     1776    45297 SH       SOLE                    40302              4995
iShares S&P MidCap 400 Value   COM              464287705      409     5960 SH       SOLE                     5960